FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2003

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:



                              Name:  Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:  Ronald Juvonen


Name:  Ronald Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA         February 13, 2004
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      9

Form 13F Information Table Value Total:      $ 235,615 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ALIGN TECHNOLOGY INC          COM        016255101        892       54000   SH          SOLE                     54000
CARMAX, INC.                  COM        143130102      96164     3109100   SH          SOLE                   3109100
GENTEX CORP                   COM        371901109      45853     1038345   SH          SOLE                   1038345
INVESTMENT TECH GRP INC       COM        46145F105      39532     2447799   SH          SOLE                   2447799
J JILL GROUP INC              COM        466189107       6355      500000   SH          SOLE                    500000
POWER INTEGRATIONS INC        COM        739276103       1004       30000   SH          SOLE                     30000
SPECTRALINK CORP              COM        847580107      23161     1208185   SH          SOLE                   1208185
WEBMD CORP                    COM        94769M105      18654     2075000   SH          SOLE                   2075000
X-RITE INC.                   COM        983857103       4000      353400   SH          SOLE                    353400